Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common Stock, par value per share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, shares authorized	750,000,000	750,000,000	750,000,000
Common Stock, shares issued	46,673,147	1,151,937	951,937
Common Stock, shares outstanding	46,673,147	1,151,937	951,937
Unamortized discount	$ 2,094,584